OPTIONS	12 Months Ended
Dec. 31, 2021
Options

17. OPTIONS

The Company has a stock option plan whereby it may grant options for the purchase of common shares to any director, consultant, employee or officer of the Company or its subsidiaries. The aggregate number of shares that may be issuable pursuant to options granted under the Company’s stock option plan will not exceed 10% of the common shares of the Company outstanding (the “Shares”) at the date of grant. The options are non-transferable and non-assignable and may be granted for a term not exceeding five years. The exercise price of the options will be determined by the Board of Directors of the Company at the time of grant, but if the Shares are traded on any stock exchange (the “Exchange”), the exercise price may not be less than the closing price of the Shares on the Exchange on the trading date immediately preceding the date of grant, subject to all applicable regulatory requirements. Stock option vesting terms are subject to the discretion of the Company’s Board of Directors.

Information relating to share options outstanding and exercisable as at December 31, 2021, 2020 and 2019 is as follows:

	Year ended December 31, 2021
	Number of options	Weighted average exercise price
	Thousands	$
Balance, March 13, 2019	-	-
Granted	2,333	0.15
Balance, December 31, 2019	2,333	0.15
Granted	1,700	2.25
Exercised	(200)	0.15
Expired	(39)	1.05
Balance, December 31, 2020	3,794	1.08
Granted	2,304	2.88
Exercised	(650)	0.07
Balance, December 31, 2021	5,448	1.96

Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
June 28, 2024	1,461	1,461	$0.15	$54	2.5
April 23, 2025	117	117	2.25	344	3.3
July 6, 2025	317	317	2.25	252	3.5
July 31, 2025	17	17	2.25	23	3.6
September 8, 2025	66	66	2.25	92	3.7
November 4, 2025	666	666	2.25	918	3.8
December 23, 2025	500	500	2.25	689	4.0
June 3, 2026	241	-	3.87	400	4.4
June 10, 2026	167	-	3.68	265	4.4
September 21, 2026	16	-	5.20	21	4.7
September 25, 2026	240	-	6.90	411	4.7
December 16, 2026	1,640	-	2.04	243	5.0
	5,448	3,144	$1.95	$3,712	3.9

The fair value of stock options issued during the years ended December 31, 2021, 2020 and 2019 was determined at the time of issuance using the Black-Scholes option pricing model with the following weighted average inputs, assumptions and results:

	2021	2020	2019
Risk-free annual interest rate	1.12%	0.40%	1.39%
Current stock price	$2.88	$1.92	$0.06
Expected annualized volatility	100%	100%	100%
Expected life (years)	5	5	5
Expected annual dividend yield	0%	0%	0%
Exercise price	$2.88	$2.25	$0.15

The total expense related to the options granted in the year ended December 31, 2021 was $1.3 million (2020 - $2.3 million, 2019 - $0.1 million).  The options issued in 2021 vest one year following the date of grant if the award holder is still employed or engaged by the Company. The options granted in 2020 and 2019 vested immediately at the time of grant.

During the year ended December 31, 2020, 38,889 unexercised stock options expired following the termination of certain employees and were charged to deficit. No stock options expired or were forfeited in the years ended December 31, 2021 and 2019.